SCHEDULE OF COMPUTATION OF BASIC NET LOSS PER SHARE OF CLASS A AND CLASS B STOCK (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Allocation of losses	$ (9,531)	$ (4,522)	$ (18,105)	$ (14,446)	$ (28,013)	$ (49,680)
Weighted average shares outstanding	18,486,999	18,486,999	18,486,999	18,486,999	18,486,999	18,514,664
Basic net loss per share	$ (0.52)	$ (0.24)	$ (0.98)	$ (0.78)	$ (1.52)	$ (2.68)
Common Class B [Member]
Allocation of losses	$ (2,540)	$ (1,051)	$ (4,833)	$ (3,376)	$ (6,894)	$ (9,612)
Weighted average shares outstanding	4,925,770	4,297,139	4,935,209	4,319,875	4,549,810	3,582,245
Basic net loss per share	$ (0.52)	$ (0.24)	$ (0.98)	$ (0.78)	$ (1.52)	$ (2.68)